Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table reconciles the computation of basic and diluted earnings per share:

For the	Year ended December 31
millions of Canadian dollars (except per share amounts)	2017	2016
Numerator
Net income attributable to common shareholders	$266.1	$227.2
Convertible Debentures	-	0.2
Diluted numerator	266.1	227.4
Denominator
Weighted average shares of common stock outstanding	212.3	170.4
Weighted average deferred share units outstanding	1.1	1.0
Weighted average shares of common stock outstanding – basic	213.4	171.4
Stock-based compensation	0.6	0.6
Convertible Debentures	0.1	0.2
Weighted average shares of common stock outstanding – diluted	214.1	172.2
Earnings per common share
Basic	$1.25	$1.33
Diluted	$1.24	$1.32